INCOME TAXES (Details Narrative)		12 Months Ended
	Mar. 21, 2018	Dec. 31, 2024	Dec. 31, 2023
HONG KONG
Operating Loss Carryforwards [Line Items]
Income tax rate description	Under the two-tiered profits tax rates regime, the first HK$2 million of profits of the qualifying group entity will be taxed at 8.25%, and profits above HK$2 million will be taxed at 16.5%. The profits of group entities not qualifying for the two-tiered profits tax rates regime will continue to be taxed at a flat rate of 16.5%.	the HK SAR profits tax is calculated at 8.25% on the first HK$2 million of the estimated assessable profits and at 16.5% on the estimated assessable profits above HK$2 million.
Income tax rate		16.50%	16.50%
TAIWAN
Operating Loss Carryforwards [Line Items]
Income tax rate		20.00%	20.00%
SINGAPORE
Operating Loss Carryforwards [Line Items]
Income tax rate		17.00%	17.00%